Trade and Other Payables (Tables)	12 Months Ended
Jun. 30, 2024
Trade and Other Payables [Abstract]
Schedule of Trade and Other Payables
	Consolidated
	30 June 2024	30 June 2023
	$	$
Current liabilities
Trade payables	387,034	291,270
Accruals	465,639	577,224
Payroll tax payable	32,886	14,578
Wages Payable	233,604	211,869
PAYG Withholding Payable	314,599	49,517
Superannuation Payable	121,530	16,791
Insurance Funding	2,894	-
GST payable	-	23,155
	1,558,186	1,184,404